Form N-1A Cover	Jul. 08, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Corgi ETF Trust I
Entity Central Index Key	0002078265
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 08, 2026
Prospectus Date	Jun. 01, 2026